Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Lawsuits Disputes

Subject	31 December 2019 Anticipated Maximum Risk (excluding accrued interest)	31 December 2018 Anticipated Maximum Risk (excluding accrued interest)	31 December 2019 Provision	31 December 2018 Provision
Other Disputes	18,763	—	—	—